Property and equipment, net (Details)		12 Months Ended			108 Months Ended
	Sep. 15, 2021 payment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2021 USD ($)	Oct. 23, 2012
Property and equipment, net
Total		$ 74,322,407	$ 66,178,207
Accumulated depreciation		(31,318,028)	(28,063,724)	$ (23,994,047)
Property and equipment, net		43,004,379	38,114,483
Depreciation expense		5,904,454	4,908,299	5,350,256
Corporate aircraft [Member]
Property and equipment, net
Amortization expense related to the corporate aircraft capital lease		2,336,187	2,582,340	2,613,008
Accumulated amortization expense related to the corporate aircraft capital lease		14,601,171	13,238,949	$ 11,375,747
Finance lease right-of-use asset -Corporate aircraft
Property and equipment, net
Total		36,887,168	37,494,502
Vehicles [Member]
Property and equipment, net
Total		5,069,515	5,109,037
Furniture and Fixtures [Member]
Property and equipment, net
Total		10,523,537	12,580,384
Office buildings [Member]
Property and equipment, net
Total		21,842,187	10,994,284
Equipment Leased to Other Party [Member]
Property and equipment, net
Total		7,149,114	$ 7,266,822
Assets Held under Capital Leases [Member]
Property and equipment, net
Lessee, Finance Lease, Term of Contract						8 years
Number of quarterly lease payments | payment	32
Quarterly lease payments, amount					$ 1,426,000
Deposit used as full and final payment		$ 6,700,000